Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Trenchless Fund ETF
Shareholder Report [Line Items]
Fund Name	Trenchless Fund ETF
Class Name	Trenchless Fund ETF
Trading Symbol	RVER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trenchless Fund ETF for the period of April 2, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.river1.us/rver. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.river1.us/rver
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trenchless Fund ETF	$53[1]	0.65%[2]
[1],[2]
Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The fund ended the year with strong performance and outperformed the S&P 500 per the chart below. By thoroughly understanding market structures, we positioned the portfolio to generate alpha for our shareholders.
WHAT FACTORS INFLUENCED PERFORMANCE
Passive investing has helped the top 7 equities become a very large percentage of the overall index. This dynamic can be troublesome, but we do own some of these equities, and benefited from this.
POSITIONING
At the end of the year, we adopted a more cautious approach by increasing our allocation to cash and cash equivalents. This strategy proved effective, allowing us to capitalize on opportunities as they arose. Our investment decisions are driven by fundamental research, ensuring that good companies at good prices are included in the portfolio.

Top Contributors
↑	Mobileye Global Inc., SoFi Technologies Inc., Hims & Hers Health Inc.

Top Detractors
↓	Bumble Inc., Humana Inc., Halliburton Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2024)
Trenchless Fund ETF NAV	18.53
NASDAQ Composite Total Return Index	19.54
S&P 500 TR	14.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.river1.us/rver for more recent performance information. Visit https://www.river1.us/rver for more recent performance information.
Net Assets	$ 60,745,923
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$60,745,923
Number of Holdings	19
Portfolio Turnover	153%

Holdings [Text Block]

Top Sectors	(%)
Communications	28.7%
Technology	21.1%
Consumer Discretionary	21.0%
Health Care	7.5%
Financials	3.7%
Cash & Other	18.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	12.5%
Alphabet, Inc.	9.1%
Lyft, Inc.	6.4%
Amazon.com, Inc.	5.7%
iShares 20+ Year Treasury Bond ETF	5.5%
Microsoft Corp.	5.5%
DraftKings, Inc.	5.3%
Mobileye Global, Inc.	5.0%
Merck & Co., Inc.	5.0%
LVMH Moet Hennessy Louis Vuitton SE	4.9%

Updated Prospectus Web Address	https://www.river1.us/rver

[1]
1	Amount shown reflects the expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operation for the full year.

[2]
2	Expense Ratio is annualized.